INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Summary) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	$ 76,780	$ 163,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments		(34,128)
Net minimum lease payments receivable	76,780	129,386
Estimated residual values of leased property (unguaranteed)	74,650	111,121
Less: unearned income	(24,443)	(34,478)
Total investment in sales-type lease, direct financing lease and leaseback assets	126,987	206,029
Allowance for expected credit losses	(226)	(1,263)
Total investment in sales-type lease, direct financing lease and leaseback assets	126,761	204,766
Current portion	15,544	23,484
Long-term portion	111,217	181,282
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	38,112	120,411
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments		(34,128)
Net minimum lease payments receivable	38,112	86,283
Estimated residual values of leased property (unguaranteed)	43,150	79,621
Less: unearned income	(9,472)	(17,532)
Total investment in sales-type lease, direct financing lease and leaseback assets	71,790	148,372
Allowance for expected credit losses	(110)	(1,142)
Total investment in sales-type lease, direct financing lease and leaseback assets	71,680	147,230
Current portion	10,450	18,436
Long-term portion	61,230	128,794
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	38,668	43,103
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments		0
Net minimum lease payments receivable	38,668	43,103
Estimated residual values of leased property (unguaranteed)	31,500	31,500
Less: unearned income	(14,971)	(16,946)
Total investment in sales-type lease, direct financing lease and leaseback assets	55,197	57,657
Allowance for expected credit losses	(116)	(121)
Total investment in sales-type lease, direct financing lease and leaseback assets	55,081	57,536
Current portion	5,094	5,048
Long-term portion	$ 49,987	$ 52,488